Long-Term Debt, $23.15 Million Term Loan Facility (Details)					12 Months Ended
	Nov. 27, 2023 USD ($)	Apr. 24, 2023	Apr. 18, 2023 USD ($)	Nov. 24, 2021 Tranche	Dec. 31, 2023 USD ($) Installment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Nov. 22, 2021 Subsidiary
Long-Term Debt [Abstract]
Repayment of loan					$ 53,864,500	$ 24,493,000	$ 5,178,500
$23.15 Million Term Loan Facility [Member]
Long-Term Debt [Abstract]
Number of ship-owning subsidiaries entering into term loan facility | Subsidiary								2
Face amount					$ 23,150,000
Number of tranches drawn | Tranche				2
Term of loan					5 years
Number of payment installments | Installment					60
Frequency of periodic payment					monthly
Balloon installment payable at maturity					$ 8,200,000
Margin on variable rate		0.11448%
$23.15 Million Term Loan Facility [Member] | M/V Magic Rainbow [Member]
Long-Term Debt [Abstract]
Repayment of loan			$ 6,950,000
$23.15 Million Term Loan Facility [Member] | M/V Magic Phoenix [Member]
Long-Term Debt [Abstract]
Repayment of loan	$ 8,600,000
$23.15 Million Term Loan Facility [Member] | Installments 1 to 18 [Member]
Long-Term Debt [Abstract]
Installment payment					411,500
$23.15 Million Term Loan Facility [Member] | Installments 19 to 59 [Member]
Long-Term Debt [Abstract]
Installment payment					183,700
First Tranche [Member]
Long-Term Debt [Abstract]
Face amount					10,150,000
Second Tranche [Member]
Long-Term Debt [Abstract]
Face amount					$ 13,000,000